Organization and Description of Business (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization and Description of Business (Details Narrative)
Working capital deficit	$ (919,041)	$ (1,071,809)
Accumulated deficit	$ (16,497,964)	$ (15,185,187)	$ (11,630,660)